Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

July 5, 2017

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential 2017-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 8 of 460 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By: /s/ Charles Chacko
Name: Charles Chacko
Title: Partner

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Schedule I

PROPERTY ID	ADDRESS	CITY	STATE	RESULT
FREO90000891-2	325 ARLINGTON CIR	HAINES CITY	FL	APPARENT HOA PROPERTY
FREO90000887-1	338 ARLINGTON CIR	HAINES CITY	FL	APPARENT HOA PROPERTY
FREO54952-1	3099 SIRE TRAIL	LAKELAND	FL	APPARENT HOA PROPERTY
FREO86414-1	1604 HAYDEN MILL WAY	LAWRENCEVILLE	GA	APPARENT HOA PROPERTY
FREO92594-1	1895 WESTWIND DR.	CUMMING	GA	APPARENT HOA PROPERTY
FREO169336-1	1952 MCADOO COURT SW	MARIETTA	GA	APPARENT HOA PROPERTY
FREO108207-1	6300 BLACK MESA CT	LAS VEGAS	NV	APPARENT HOA PROPERTY
FREO170813-1	1415 HEATHER RIDGE DRIVE	LANCASTER	TX	APPARENT HOA PROPERTY
FREO121862-1	5174 W GERONIMO ST	CHANDLER	AZ	APPARENT NON-HOA PROPERTY
FREO122362-1	6378 W MURIEL DR	GLENDALE	AZ	APPARENT NON-HOA PROPERTY
FREO49420-1	11810 W COLUMBINE DR	EL MIRAGE	AZ	APPARENT NON-HOA PROPERTY
FREO54424-1	3411 N HARTFORD ST	CHANDLER	AZ	APPARENT NON-HOA PROPERTY
FREO56636-1	4342 E CORRAL RD	PHOENIX	AZ	APPARENT NON-HOA PROPERTY
FREO57038-1	708 W CHEYENNE DR	CHANDLER	AZ	APPARENT NON-HOA PROPERTY
FREO60277-1	7402 W BLOOMFIELD RD	PEORIA	AZ	APPARENT NON-HOA PROPERTY
FREO71029-1	4137 W ANGELA DR	GLENDALE	AZ	APPARENT NON-HOA PROPERTY
FREO85679-1	1524 W MISSION DR	CHANDLER	AZ	APPARENT NON-HOA PROPERTY
FREO87218-1	19643 N 12TH PL	PHOENIX	AZ	APPARENT NON-HOA PROPERTY
FREO95185-1	6416 W ALTADENA AVE	GLENDALE	AZ	APPARENT NON-HOA PROPERTY
FREO95229-1	12306 W ROSEWOOD DR	EL MIRAGE	AZ	APPARENT NON-HOA PROPERTY
FREO95421-1	2642 E MENLO ST	MESA	AZ	APPARENT NON-HOA PROPERTY
FREO54683-1	6364 W VILLA RITA	GLENDALE	AZ	APPARENT NON-HOA PROPERTY
FREO90000771-1	8556 W OCOTILLO RD	GLENDALE	AZ	APPARENT NON-HOA PROPERTY
FREO108008-2	29032 LANDBRIDGE STREET	WESLEY CHAPEL	FL	APPARENT NON-HOA PROPERTY
FREO121814-2	28547 TALL GRASS DR	WESLEY CHAPEL	FL	APPARENT NON-HOA PROPERTY
FREO110123-2	11302 BROWNSTONE CT	RIVERVIEW	FL	APPARENT NON-HOA PROPERTY
FREO71387-1	3410 SE 11TH AVE	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO90000691-1	1509 SARA AVE S	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO90001563-1	516 THOMAS SHERWIN AVE	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO90001567-1	515 SE 26TH TERR	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO90001572-1	3605 37TH ST SW	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO90001576-1	1124 CARISTON AVENUE	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO101048-1	17938 SW 154TH CT.	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO55438-1	14800 SW 170TH TERRAC	MIAMI	FL	APPARENT NON-HOA PROPERTY

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FREO60203-1	14161 SW 147TH CT.	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO101114-2	8609 CAVENDISH DR.	KISSIMMEE	FL	APPARENT NON-HOA PROPERTY
FREO72236-2	2420 OAK MILL DR.	KISSIMMEE	FL	APPARENT NON-HOA PROPERTY
FREO53534-1	499 KATHERWOOD CT.	DELTONA	FL	APPARENT NON-HOA PROPERTY
FREO90001568-1	121 RIVIERA ST	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO73312-1	306 SE 47TH TERRRACE	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO59129-1	18081 SW 152ND CT.	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO90001561-1	2321 NE 36TH ST	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO103238-1	14862 SW 32 LN	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO123414-2	13230 BOULDER WOODS CIRCLE	ORLANDO	FL	APPARENT NON-HOA PROPERTY
FREO56308-2	200 DANVILLE DR	ORLANDO	FL	APPARENT NON-HOA PROPERTY
FREO106380-2	254 PONCE DE LEON ST	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO90000689-1	1333 HAYWARD AVE	DELTONA	FL	APPARENT NON-HOA PROPERTY
164868-1	8362 SHADOW WOOD BV	CORAL SPRINGS	FL	APPARENT NON-HOA PROPERTY
FREO163919-1	9668 CHUTNEY CT.	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO164817-1	515 PURCELL DR	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO164073-1	12271 LEGEND ST	SPRING HILL	FL	APPARENT NON-HOA PROPERTY
FREO169202-1	11479 CAVERN RD	SPRING HILL	FL	APPARENT NON-HOA PROPERTY
FREO169903-1	2244 RIO CIR	SPRING HILL	FL	APPARENT NON-HOA PROPERTY
163319-1	708 HYSSOP PL	BRANDON	FL	APPARENT NON-HOA PROPERTY
166089-1	1323 COOLRIDGE DR	BRANDON	FL	APPARENT NON-HOA PROPERTY
166958-1	1014 MALLOW WAY	BRANDON	FL	APPARENT NON-HOA PROPERTY
169428-1	721 CLIMATE DR	BRANDON	FL	APPARENT NON-HOA PROPERTY
170263-1	1752 TARAH TRACE DR.	BRANDON	FL	APPARENT NON-HOA PROPERTY
FREO125363-2	4138 MORELAND DRIVE	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO128598-2	1109 CLASSIC DR	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO164409-1	2315 NEEDHAM DR	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO167374-1	27091 LAVINKA STREET	BONITA SPRINGS	FL	APPARENT NON-HOA PROPERTY
FREO167392-1	4658 SIERRA LANE	BONITA SPRINGS	FL	APPARENT NON-HOA PROPERTY
FREO94840-1	706 NW 19TH CT.	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO97801-1	313 SE 26TH TER.	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO102969-1	923 SE 34TH TER.	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO104016-1	1413 SW 11TH PL,	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO167320-1	1110 SE 20TH COURT	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY

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FREO167347-1	1619 SW 13TH ST	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO167403-1	625 W ARCHER PARKWAY	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO167418-1	831 SW 3RD AVE	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO167406-1	6601 CANTON ST	FORT MYERS	FL	APPARENT NON-HOA PROPERTY
FREO56149-2	773 ARUNDEL CIRCLE	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO90001559-2	3113 38TH ST SW	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO90001577-1	3014 39TH ST W	LEHIGH ACRES	FL	APPARENT NON-HOA PROPERTY
FREO170617-1	13918 LENA ST.	ORLANDO	FL	APPARENT NON-HOA PROPERTY
FREO170181-1	8661 WELLINGTON LOOP	KISSIMEE	FL	APPARENT NON-HOA PROPERTY
FREO106071-2	8607 KNOTTINGHAM DR	KISSIMMEE	FL	APPARENT NON-HOA PROPERTY
FREO170687-1	3071 BLOOMSBURY DR	KISSIMMEE	FL	APPARENT NON-HOA PROPERTY
FREO162320-1	23090 SW 61ST AV	BOCA RATON	FL	APPARENT NON-HOA PROPERTY
FREO160225-1	342 LA MANCHA AVE	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO161380-1	138 DOVE CIRCLE	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO161406-1	172 ROYAL PINE CIR	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO161778-1	133 CORTES AVE	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO162271-1	139 HERON PARKWAY	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO164446-1	116 WATERWAY RD	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO165414-1	10683 AQUARIUS LN	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO165777-1	156 CORDOBA CIR	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO168777-1	1455 THORNBANK LN	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO158960-1	13788 EXOTICA LN	WELINGTON	FL	APPARENT NON-HOA PROPERTY
FREO169809-1	679 CARNATION CT	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO159636-1	245 LAS PALMAS ST	WEST PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO165296-1	12223 SHADOW RIDGE BLVD	HUDSON	FL	APPARENT NON-HOA PROPERTY
FREO108839-2	22025 LAVER LANE	LAND O LAKES	FL	APPARENT NON-HOA PROPERTY
FREO166135-1	7841 RIVERDALE DR	NEW PORT RICHEY	FL	APPARENT NON-HOA PROPERTY
FREO167890-1	4726 WHITETAIL LN	NEW PORT RICHEY	FL	APPARENT NON-HOA PROPERTY
FREO170585-1	4822 WHITETAIL LN	NEW PORT RICHEY	FL	APPARENT NON-HOA PROPERTY
FREO110150-2	29649 FOREST GLEN DR	WESLEY CHAPEL	FL	APPARENT NON-HOA PROPERTY
FREO169976-1	1945 TARPON CT	WESLEY CHAPEL	FL	APPARENT NON-HOA PROPERTY
FREO169129-1	548 WINDING WILLOW DR	PALM HARBOR	FL	APPARENT NON-HOA PROPERTY
FREO169312-1	139 RAMONA CIR	PALM HARBOR	FL	APPARENT NON-HOA PROPERTY
166158-1	2691 NW 107TH AV	CORAL SPRINGS	FL	APPARENT NON-HOA PROPERTY

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170058-1	3870 NW 103RD AV	CORAL SPRINGS	FL	APPARENT NON-HOA PROPERTY
FREO97063-1	16182 61 SW LANE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO161527-1	17754 SW 145 AVE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO161766-1	21084 SW 92 PL	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO163255-1	14972 SW 158 PL	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO163786-1	11257 SW 244 TER	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165235-1	15280 SW 160TH ST	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165990-1	17726 SW 144 AVE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO169929-1	14337 SW 176 TER	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO90000929-1	416 S 13TH TERRACE	FERNANDINA BEACH	FL	APPARENT NON-HOA PROPERTY
FREO120912-2	1178 MONTEAGLE CIR	APOPKA	FL	APPARENT NON-HOA PROPERTY
FREO169399-1	1375 GOLF COURSE DR.	APOPKA	FL	APPARENT NON-HOA PROPERTY
FREO90001507-1	1130 WEST MIZELL STREET	BARTOW	FL	APPARENT NON-HOA PROPERTY
FREO164998-1	5573 COLONY LAKE LN	SARASOTA	FL	APPARENT NON-HOA PROPERTY
FREO168464-1	175 EXETER AVE	LONGWOOD	FL	APPARENT NON-HOA PROPERTY
FREO168556-1	521 TIBERON COVE RD	LONGWOOD	FL	APPARENT NON-HOA PROPERTY
FREO160102-1	7285 ABBEY LN	WINTER PARK	FL	APPARENT NON-HOA PROPERTY
FREO162480-1	988 TURKEY HOLLOW CIR	WINTER SPRINGS	FL	APPARENT NON-HOA PROPERTY
FREO169534-1	387 NAUGATUCK DR	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO122971-2	1918 SARAH LOUISE DR	BRANDON	FL	APPARENT NON-HOA PROPERTY
FREO165778-1	16536 FOREST LAKE DR	TAMPA	FL	APPARENT NON-HOA PROPERTY
FREO169706-1	14901 ROCKY LEDGE DR	TAMPA	FL	APPARENT NON-HOA PROPERTY
FREO166134-1	3808 COLD CREEK DR	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO166235-1	4312 ARLEY PL	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO170176-1	6602 39TH AVE CIR W	BRADENTON	FL	APPARENT NON-HOA PROPERTY
FREO90000969-2	2815 2ND AVE E.	PALMETTO	FL	APPARENT NON-HOA PROPERTY
FREO168726-1	7511 BREEZEWOOD CT	PORT RICHEY	FL	APPARENT NON-HOA PROPERTY
FREO166960-1	1839 TWISTING LN	WESLEY CHAPEL	FL	APPARENT NON-HOA PROPERTY
FREO59447-2	2127 SW 14TH PL.	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO100456-1	1828 SW 10TH TER.	CAPE CORAL	FL	APPARENT NON-HOA PROPERTY
FREO162193-1	5421 SW 144TH AVE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO166325-1	10495 SW 68 ST	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO170674-1	917 NW 128TH PL	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO164931-1	13931 GERANIUM PL	WELLINGTON	FL	APPARENT NON-HOA PROPERTY

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FREO165954-1	1594 THE 12TH FAIRWAY	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO166995-1	13852 FOLKESTONE CIR	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO167592-1	13515 NORTHUMBERLAND CIR	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
160168-1	7401 NW 21ST CT	MARGATE	FL	APPARENT NON-HOA PROPERTY
FREO165583-1	11601 NW 14TH CT	PEMBROKE PINES	FL	APPARENT NON-HOA PROPERTY
FREO90001586-1	11953 XAVIER AVENUE	PORT CHARLOTTE	FL	APPARENT NON-HOA PROPERTY
FREO164861-1	1863 SHERWOOD DR	MIDDLEBURG	FL	APPARENT NON-HOA PROPERTY
FREO166329-1	8424 BLUESTEM CT	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO166694-1	6829 CANDLEWOOD DR S	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO166870-1	7730 ALLSPICE CIR W	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO168178-1	1552 SHEARWATER DR	JACKSONVILLE	FL	APPARENT NON-HOA PROPERTY
FREO56973-2	3804 COLD CREEK DR.	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO162116-1	4305 ELTON PL	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO169708-1	2430 ARBORWOOD DR.	VALRICO	FL	APPARENT NON-HOA PROPERTY
FREO161015-1	18300 SW 153RD CT	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO162036-1	20370 SW 129TH PL	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165415-1	1739 SW 138TH AVE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165419-1	16580 SW 145TH CT	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165542-1	18217 SW 154 CT	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165881-1	9070 SW 157TH PL	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO165926-1	18202 SW 149 CT	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO166100-1	9700 SW 159 AVE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO166390-1	9240 SW 157TH PL	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO166722-1	11657 SW 144 AVE	MIAMI	FL	APPARENT NON-HOA PROPERTY
FREO163713-1	2620 TALLADEGA DR	ORLANDO	FL	APPARENT NON-HOA PROPERTY
FREO160837-1	246 LAS PALMAS ST	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO165204-1	244 PONCE DE LEON ST	ROYAL PALM BEACH	FL	APPARENT NON-HOA PROPERTY
FREO159881-1	878 SAGE AVENUE	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO160231-1	12157 STRATFORD ST	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO160704-1	11673 LAUREL VALLEY CIR	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO161643-1	1532 HOLLYHOCK RD	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO162401-1	1899 TULIP LN	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO165425-1	1171 WIDGEON RD	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO165427-1	13789 GERANIUM PL	WELLINGTON	FL	APPARENT NON-HOA PROPERTY

Page | 10

FREO165688-1	11613 TURNSTONE DR	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO165884-1	12785 NEWTON PL	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO166257-1	1815 TULIP LN	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO166647-1	12685 WESTPORT CIR	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO167169-1	12646 BUCKLAND ST	WELLINGTON	FL	APPARENT NON-HOA PROPERTY
FREO47968-1	1195 LAKE PLACE COURT	LAKELAND	FL	APPARENT NON-HOA PROPERTY
FREO48802-1	2278 BELEN DRIVE	DELTONA	FL	APPARENT NON-HOA PROPERTY
FREO55934-1	1762 HILLANDALE AVE.	DELTONA	FL	APPARENT NON-HOA PROPERTY
FREO90000566-1	2705 W COVINGTON DRIVE	DELTONA	FL	APPARENT NON-HOA PROPERTY
FREO90000862-1	2528 GRAMERCY DR	DELTONA	FL	APPARENT NON-HOA PROPERTY
FREO54763-1	2691 TRELLIS OAKS CT	MARIETTA	GA	APPARENT NON-HOA PROPERTY
FREO90001027-1	3075 COUNTRYSIDE LANE	SNELLVILLE	GA	APPARENT NON-HOA PROPERTY
FREO72193-1	601 WINDERMERE CT.	HAMPTON	GA	APPARENT NON-HOA PROPERTY
FREO90001086-1	85 LAKESIDE DR	COVINGTON	GA	APPARENT NON-HOA PROPERTY
FREO122733-1	28 FERNWICK COURT	DALLAS	GA	APPARENT NON-HOA PROPERTY
FREO127066-1	266 KATIELEE COVE	DALLAS	GA	APPARENT NON-HOA PROPERTY
FREO54195-1	121 MERRILL MEADOWS POINT	DOUGLASVILLE	GA	APPARENT NON-HOA PROPERTY
FREO90001030-1	140 LOXLEY COURT	DOUGLASVILLE	GA	APPARENT NON-HOA PROPERTY
FREO59584-1	3222 OLD SALEM RD.	CONYERS	GA	APPARENT NON-HOA PROPERTY
FREO54736-1	138 TOWLER SHOALS DRIVE	LOGANVILLE	GA	APPARENT NON-HOA PROPERTY
FREO168631-1	2863 MORGAN FARM CT	BUFORD	GA	APPARENT NON-HOA PROPERTY
FREO72382-1	1103 DRIFTWOOD CT	MCDONOUGH	GA	APPARENT NON-HOA PROPERTY
FREO90001624-1	270 FLAT SHOALS CHURCH RD	STOCKBRIDGE	GA	APPARENT NON-HOA PROPERTY
FREO105686-1	121 SPRING VIEW BRANCH	DALLAS	GA	APPARENT NON-HOA PROPERTY
FREO170062-1	142 ST ANN CIRCLE	DALLAS	GA	APPARENT NON-HOA PROPERTY
FREO170306-1	103 ST ANN CIRCLE	DALLAS	GA	APPARENT NON-HOA PROPERTY
FREO170309-1	501 ST CHARLES AVE	DALLAS	GA	APPARENT NON-HOA PROPERTY
FREO90001011-1	556 TIDWELL ROAD	POWDER SPRINGS	GA	APPARENT NON-HOA PROPERTY
FREO169522-1	109 BETHANY MANOR DRIVE	BALL GROUND	GA	APPARENT NON-HOA PROPERTY
FREO170863-1	215 BETHANY MANOR COURT	BALL GROUND	GA	APPARENT NON-HOA PROPERTY
FREO167929-1	411 LIGHTFOOT CT.	CANTON	GA	APPARENT NON-HOA PROPERTY
FREO161844-1	251 PRESCOTT CT	NEWNAN	GA	APPARENT NON-HOA PROPERTY
FREO163063-1	64 CRESCENT ST	NEWNAN	GA	APPARENT NON-HOA PROPERTY
FREO171479-1	238 BETHANY MANOR COURT	BALL GROUND	GA	APPARENT NON-HOA PROPERTY

Page | 11

FREO160338-1	2326 LUTHER TERRACE SW	MARIETTA	GA	APPARENT NON-HOA PROPERTY
FREO53548-1	5100 MEADOWS LAKE DRIVE	POWDER SPRINGS	GA	APPARENT NON-HOA PROPERTY
FREO104729-1	3952 WELDON DR	POWDER SPRINGS	GA	APPARENT NON-HOA PROPERTY
FREO163481-1	3481 MUSTANG DRIVE	POWDER SPRINGS	GA	APPARENT NON-HOA PROPERTY
FREO165163-1	2521 COUNTRY LAKE CIRCLE	POWDER SPRINGS	GA	APPARENT NON-HOA PROPERTY
FREO164734-1	2019 ELM GROVE LANE	HAMPTON	GA	APPARENT NON-HOA PROPERTY
FREO171347-1	244 DENE DRIVE	DOUGLASVILLE	GA	APPARENT NON-HOA PROPERTY
FREO169305-1	3306 SLEEPY LANE SE (2)	SMYRNA	GA	APPARENT NON-HOA PROPERTY
FREO34680-1	1647 BRADMERE LANE	LITHIA SPRINGS	GA	APPARENT NON-HOA PROPERTY
FREO35159-1	3982 LAUREL BEND	SNELLVILLE	GA	APPARENT NON-HOA PROPERTY
FREO95061-1	424 ROCKINGHAM LN.	WOODSTOCK	GA	APPARENT NON-HOA PROPERTY
FREO169258-1	2820 SPOTTED PONY TRAIL NW	ACWORTH	GA	APPARENT NON-HOA PROPERTY
FREO166396-1	3548 PINE GROVE DRIVE	DOUGLASVILLE	GA	APPARENT NON-HOA PROPERTY
FREO168461-1	3547 MCINTOSH LANE	SNELLVILLE	GA	APPARENT NON-HOA PROPERTY
FREO171172-1	2425 HUNTINGTON DRIVE	LOGANVILLE	GA	APPARENT NON-HOA PROPERTY
FREO128087-1	7510 DRY BRANCH CT	INDIANAPOLIS	IN	APPARENT NON-HOA PROPERTY
FREO165215-1	1802 TURNING LEAF DRIVE	FRANKLIN	IN	APPARENT NON-HOA PROPERTY
FREO165677-1	5040 HARPERS LANE	INDIANAPOLIS	IN	APPARENT NON-HOA PROPERTY
FREO167254-1	6128 CARRIE PL	INDIANAPOLIS	IN	APPARENT NON-HOA PROPERTY
FREO103266-1	10345 THREE WISHES DR.	OLIVE BRANCH	MS	APPARENT NON-HOA PROPERTY
FREO107431-1	8333 PINNACLE DRIVE	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO122096-1	37 PEBBLE CREEK COVE W	HERNANDO	MS	APPARENT NON-HOA PROPERTY
FREO164736-1	9850 ALLEN PARKWAY S	OLIVE BRANCH	MS	APPARENT NON-HOA PROPERTY
FREO164985-1	7972 RIDGEDALE DR	OLIVE BRANCH	MS	APPARENT NON-HOA PROPERTY
FREO169290-1	5929 WHITE RIDGE CIR E	OLIVE BRANCH	MS	APPARENT NON-HOA PROPERTY
FREO102869-1	1707 CENTRAL TRAILS DR.	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO103018-1	2362 KINDLEWOOD DR	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO105178-1	2652 S. CHERRY COVE	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO120906-1	2829 RUSSUM DR	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO121157-1	2700 PINNACLE	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO121305-1	5680 CARTER DRIVE	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO121842-1	2508 RUSSUM DR	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO161505-1	1805 STEEPLECHASE CV	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO161641-1	8359 OLIVIA LN	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY

Page | 12

FREO169030-1	8863 SHELLFLOWER DR	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO169163-1	1959 WINNERS CIR S	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO171019-1	2865 PINNACLE DR	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO170200-1	7439 FOX TRACE	SOUTHAVEN	MS	APPARENT NON-HOA PROPERTY
FREO107792-1	1451 MANDY PLACE CT	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO161968-1	5854 TIMBER FALLS PLACE NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO162179-1	426 HAVENBROOK WAY	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO166994-1	3035 CLOVER RD NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO169446-1	2870 ISLAND POINT DRIVE NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO169618-1	2926 ISLAND POINT DRIVE NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO128056-1	4845 SAMUEL RICHARD STREET	KANNAPOLIS	NC	APPARENT NON-HOA PROPERTY
FREO162113-1	14818 FOREST MIST WAY	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO166966-1	6007 SHINING OAK LANE	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO168625-1	1469 MANDY PLACE	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO168873-1	6114 PATRIC ALAN COURT	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO169042-1	11736 NORKETT DR	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO169667-1	3730 SIPES LANE	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO170220-1	6370 DAY LILLY LN	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO159404-1	446 DOCKSIDE LN	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO167589-1	3000 DEEP COVE DRIVE NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO167691-1	3072 PARADE LANE SW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO167812-1	1396 ZERED PLACE	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO168887-1	1424 JABBOK PLACE NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO168929-1	2908 CLOVER ROAD NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO169434-1	2931 WATERCREST DRIVE NW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO170401-1	2890 DEEP COVE DR	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO170955-1	4282 KISER WOOD DR SW	CONCORD	NC	APPARENT NON-HOA PROPERTY
FREO168530-1	220 VICTOR COURT	GARNER	NC	APPARENT NON-HOA PROPERTY
FREO122047-1	6123 GOLDENFIELD DR	CHARLOTTE	NC	APPARENT NON-HOA PROPERTY
FREO162231-1	310 TAMARACK DR	MATHEWS	NC	APPARENT NON-HOA PROPERTY
FREO123166-1	6829 OVIEDO DRIVE	RALEIGH	NC	APPARENT NON-HOA PROPERTY
FREO168559-1	19 DEER LAKE TRAIL	WENDELL	NC	APPARENT NON-HOA PROPERTY
FREO166302-1	1405 STONEMASON DRIVE	FUQUAY VARINA	NC	APPARENT NON-HOA PROPERTY
FREO123852-1	290 VICTOR COURT	GARNER	NC	APPARENT NON-HOA PROPERTY

Page | 13

FREO100902-1	1638 RIO BRAVO DR	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO104590-1	4108 COMPASS ROSE WAY	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO104680-1	1701 KLAMATH FALLS WAY	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO105722-1	4839 VILLA CARMEN CT	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO105758-1	4014 CLOVE TREE CT	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO106089-1	7213 INDIAN PATH CIRCLE	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO107009-1	1011 ROCKY STONE AVE	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO108856-1	1109 INDIANA CT	HENDERSON	NV	APPARENT NON-HOA PROPERTY
FREO109114-1	2874 NIKKI TE	HENDERSON	NV	APPARENT NON-HOA PROPERTY
FREO110170-1	1247 PAGENTRY DR	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO122273-1	1612 BLANCO DR	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO13453-1	4930 VIA LUIS CT	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO49509-1	4439 DONICA ROSE CT	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO56729-1	825 BEEFEATER PL	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO87529-1	5435 COLEMAN ST.	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO88645-1	129 WINDY CREEK AVE	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO90001173-1	6620 PEONY BUSH DR	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO98225-1	1919 MONTE ALBAN DR	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO13051-1	1113 NORDYKE AVE.	HENDERSON	NV	APPARENT NON-HOA PROPERTY
FREO13596-1	607 PIMLICO DR	HENDERSON	NV	APPARENT NON-HOA PROPERTY
FREO13874-1	819 VERDE CANYON DR	HENDERSON	NV	APPARENT NON-HOA PROPERTY
FREO108378-1	6409 RANCHO SANTA FE DR	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO121855-1	8221 HIGH MEADOW AVE	LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO108862-1	4723 GRAND ROCK DR	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO110178-1	4838 CAMINO HERMOSO	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO124306-1	2212 RUSTLER RIDGE AVE	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO127005-1	4527 CALICO CLIFF	NORTH LAS VEGAS	NV	APPARENT NON-HOA PROPERTY
FREO101959-1	9905 AVERBURY CV.	MEMPHIS	TN	APPARENT NON-HOA PROPERTY
FREO107190-1	2768 SHADY WELL COVE	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO107604-1	3924 TAMARA DR	BARTLETT	TN	APPARENT NON-HOA PROPERTY
FREO107807-1	1596 FAR DR.	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO109771-1	7992 JILLS CREEK DRIVE	BARTLETT	TN	APPARENT NON-HOA PROPERTY
FREO124687-1	710 RADIANCE DR	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO127619-1	5275 SUMMER MEADOWS LN.	ARLINGTON	TN	APPARENT NON-HOA PROPERTY

Page | 14

FREO128221-1	3914 TAMARA DR.	BARTLETT	TN	APPARENT NON-HOA PROPERTY
FREO110129-1	2745 OAK BARN LN.	MEMPHIS	TN	APPARENT NON-HOA PROPERTY
FREO98770-1	4623 TULIP BEND	MEMPHIS	TN	APPARENT NON-HOA PROPERTY
FREO169967-1	852 DOVER GLEN DR	ANTIOCH	TN	APPARENT NON-HOA PROPERTY
FREO121026-1	125 COUNTRY PLACE DR.	OAKLAND	TN	APPARENT NON-HOA PROPERTY
FREO167242-1	1519 ANTEBELLUM DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO168201-1	2941 WAYWOOD DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO168313-1	3120 BILBREY DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO121841-1	9700 JAVA COVE 2	ARLINGTON	TN	APPARENT NON-HOA PROPERTY
FREO166887-1	7993 STEMBRIDGE ST	ARLINGTON	TN	APPARENT NON-HOA PROPERTY
FREO167582-1	5109 JON OAK DR	ARLINGTON	TN	APPARENT NON-HOA PROPERTY
FREO169737-1	6441 DAYBREAK DR	BARTLETT	TN	APPARENT NON-HOA PROPERTY
FREO124491-1	8236 HAMPTON WOODS COVE	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO125138-1	1625 BLACKALDER COVE	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO151594-1	10229 COTTAGE FARMS DR	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO161995-1	8214 HAMPTON WOODS CV	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO164232-1	6792 KAMALI AVE	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO169408-1	10021 HOUSTON BIRCH DR	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO166602-1	185 LUNA LN	HENDERSONVILLE	TN	APPARENT NON-HOA PROPERTY
FREO167988-1	135 LUNA LN	HENDERSONVILLE	TN	APPARENT NON-HOA PROPERTY
FREO167496-1	2903 TORRENCE TRL	SPRING HILL	TN	APPARENT NON-HOA PROPERTY
FREO162722-1	2644 HANSFORD DR	THOMPSON STATION	TN	APPARENT NON-HOA PROPERTY
FREO165489-1	2648 HANSFORD DR	THOMPSONS STATION	TN	APPARENT NON-HOA PROPERTY
FREO169648-1	2647 HANSFORD DR	THOMPSONS STATION	TN	APPARENT NON-HOA PROPERTY
FREO171066-1	205 PARRISH PL	MOUNT JULIET	TN	APPARENT NON-HOA PROPERTY
FREO161391-1	108 CHENOWETH LN	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO163470-1	1212 LARZELERE LN	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO164567-1	1061 TAMMY SUE LN	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO167924-1	328 SARNA DR	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO167925-1	1404 E NIR SHRIEBMAN BLVD	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO160815-1	1454 AMBERWOOD CIR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO163995-1	1529 PASSAGE DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO164084-1	2503 WOODS CT	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO166771-1	1548 DESTINY DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY

Page | 15

FREO168845-1	3239 BILBREY DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO169028-1	3320 LESLIE LN	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO170412-1	3407 WELLINGTON PL	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO169439-1	612 ROCK GLEN TRACE	SMRYNA	TN	APPARENT NON-HOA PROPERTY
FREO165389-1	405 SHAMROCK DR	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO166165-1	7001 WESTFORK DR	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO168639-1	1300 BOLTON DR	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO169133-1	508 DECHERD LN	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO169666-1	1022 SEVEN OAKS DR	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO110369-1	2695 SHADY WELL LANE	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO161607-1	1332 NICOLE LN	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO165037-1	123 HOWARD WOODY DR	LAVERGNE	TN	APPARENT NON-HOA PROPERTY
FREO166599-1	3516 WILBUR ST	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO167390-1	2411 AMBER GLEN DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO167508-1	1502 AMBERWOOD CIR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO168641-1	1802 WALKING DR	MURFREESBORO	TN	APPARENT NON-HOA PROPERTY
FREO168114-1	7014 WESTFORK DR	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO168329-1	8007 DAVE WAY	SMYRNA	TN	APPARENT NON-HOA PROPERTY
FREO165848-1	1022 CASSABELLA CV	CORDOVA	TN	APPARENT NON-HOA PROPERTY
FREO101977-1	317 FOUNTAIN GATE DR	ALLEN	TX	APPARENT NON-HOA PROPERTY
FREO104748-1	2013 CREEK ROYAL DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO105795-1	2500 BOARDWALK DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO107771-1	2218 STILLWATER DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO110090-1	1327 WHITE TAIL RIDGE	CEDAR HILL	TX	APPARENT NON-HOA PROPERTY
FREO129016-1	322 OAKHURST DR	SEAGOVILLE	TX	APPARENT NON-HOA PROPERTY
FREO126746-1	1100 GREENBEND DR	DENTON	TX	APPARENT NON-HOA PROPERTY
FREO129243-1	926 AZALIA DR	LEWISVILLE	TX	APPARENT NON-HOA PROPERTY
FREO109865-1	814 COURTSIDE DR W	LEAGUE CITY	TX	APPARENT NON-HOA PROPERTY
FREO121820-1	24227 SILVER MAPLE DR	HUFFMAN	TX	APPARENT NON-HOA PROPERTY
FREO103776-1	87 W RUSSET GROVE CIR	CONROE	TX	APPARENT NON-HOA PROPERTY
FREO127270-1	3804 SYCAMORE LN	ROCKWALL	TX	APPARENT NON-HOA PROPERTY
FREO110186-1	8152 HULEN PARK CIR	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO120734-1	9268 SAINT MARTIN	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO121203-1	8132 COLWICK LN	ARLINGTON	TX	APPARENT NON-HOA PROPERTY

Page | 16

FREO122248-1	813 EDGEHILL RD	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO126522-1	1712 FERN DR	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO126871-1	2432 NOGALES DR	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO60225-1	5506 CUNNINGHAM DR	PEARLAND	TX	APPARENT NON-HOA PROPERTY
FREO169891-1	4509 FOX RUN	PEARLAND	TX	APPARENT NON-HOA PROPERTY
FREO125397-1	3217 LEE CIR	PEARLAND	TX	APPARENT NON-HOA PROPERTY
FREO165994-1	4801 MOUNTAIN RIDGE LN	MCKINNEY	TX	APPARENT NON-HOA PROPERTY
FREO164031-1	1607 TULEY ST	CEDAR HILL	TX	APPARENT NON-HOA PROPERTY
FREO166266-1	440 ORCHARD HILL DR	CEDAR HILL	TX	APPARENT NON-HOA PROPERTY
FREO166374-1	905 RAGLAND DRIVE	CEDAR HILL	TX	APPARENT NON-HOA PROPERTY
FREO167117-1	1407 PEMBERTON PL	CEDAR HILL	TX	APPARENT NON-HOA PROPERTY
FREO171122-1	913 PECAN TRL	CEDAR HILL	TX	APPARENT NON-HOA PROPERTY
FREO167750-1	13425 BALDCYPRESS DR	DALLAS	TX	APPARENT NON-HOA PROPERTY
FREO170049-1	3301 WILMINGTON DRIVE	GRAND PRAIRIE	TX	APPARENT NON-HOA PROPERTY
FREO171118-1	2044 W GROVE LN (2)	GRAND PRAIRIE	TX	APPARENT NON-HOA PROPERTY
FREO168933-1	1523 REBECCA LANE	LANCASTER	TX	APPARENT NON-HOA PROPERTY
FREO168811-1	2712 ASH CREEK	MEQUITE	TX	APPARENT NON-HOA PROPERTY
FREO106450-1	2808 CLEARWATER DRIVE	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO164612-1	1615 MAYFAIR DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO167963-1	2136 BIRCH BEND	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO167965-1	2308 SPRINGFIELD DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO168865-1	1000 CHELSEA DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO168905-1	2531 PALISADES PL	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO169516-1	2824 BENT BROOK DR	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO171277-1	2338 LILES LN	MESQUITE	TX	APPARENT NON-HOA PROPERTY
FREO169835-1	7801 CORNELL DR	ROWLETT	TX	APPARENT NON-HOA PROPERTY
FREO169068-1	2613 MOUNTAINVIEW DR	CORINTH	TX	APPARENT NON-HOA PROPERTY
FREO169513-1	3502 FAIRVIEW DRIVE (2)	CORINTH	TX	APPARENT NON-HOA PROPERTY
FREO97514-1	804 BRITTANY DRIVE	DENTON	TX	APPARENT NON-HOA PROPERTY
FREO98470-1	2920 OAKSHIRE ST	DENTON	TX	APPARENT NON-HOA PROPERTY
FREO168549-1	1308 WINTERCREEK DR	DENTON	TX	APPARENT NON-HOA PROPERTY
FREO127104-1	412 VALLEY VIEW DR	LEWISVILLE	TX	APPARENT NON-HOA PROPERTY
FREO168486-1	1119 SENECA PL	LEWISVILLE	TX	APPARENT NON-HOA PROPERTY
FREO171228-1	236 STONE CREEK BOULEVARD	GLENN HEIGHTS	TX	APPARENT NON-HOA PROPERTY

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FREO165674-1	1138 PHEASANT DR	MIDLOTHIAN	TX	APPARENT NON-HOA PROPERTY
FREO168431-1	1310 INDIAN WELLS TRAIL	MIDLOTHIAN	TX	APPARENT NON-HOA PROPERTY
FREO169052-1	1009 CROOKED CREEK CT	MIDLOTHIAN	TX	APPARENT NON-HOA PROPERTY
FREO168192-1	422 MARA LN	RED OAK	TX	APPARENT NON-HOA PROPERTY
FREO166108-1	3035 SANDPIPER	HUMBLE	TX	APPARENT NON-HOA PROPERTY
FREO168468-1	4409 SPOONBILL DR	SEABROOK	TX	APPARENT NON-HOA PROPERTY
FREO168001-1	709 LISA ST	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO168437-1	901 ROCK SPRINGS DR	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO169696-1	1012 HILLSIDE DR	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO170789-1	1012 CEDAR RIDGE LN	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO96677-1	206 WAYNE DR	ALEDO	TX	APPARENT NON-HOA PROPERTY
FREO165507-1	9206 MILLWOOD DR	ROWLETT	TX	APPARENT NON-HOA PROPERTY
FREO98476-1	208 SHADY BROOK DR	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO165664-1	7718 WATER FOWL TRL	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO166805-1	6315 TWIN MAPLE CT	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO167077-1	811 NETHERLAND DR	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO167153-1	7706 WATER FOWL TRL	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO168682-1	5704 GUILDWOOD DRIVE	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO169307-1	5212 CREEK VALLEY DRIVE	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO169758-1	2208 WOODLAND OAKS DR	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO169764-1	107 CAPROCK	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO169811-1	302 KATYDID CT	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO169922-1	2225 TURF CLUB DRIVE	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO170149-1	6214 LOTUS DR	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO170403-1	6200 SANDYBROOK DRIVE	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO170439-1	6009 WALL STREET	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO170972-1	1039 BANNACK DR	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO171235-1	2215 CHAPEL DOWNS DRIVE	ARLINGTON	TX	APPARENT NON-HOA PROPERTY
FREO165607-1	143 MCALISTER RD	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO167855-1	504 FAIRHAVEN CT	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO168005-1	108 NE MCALISTER RD	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO171096-1	216 QUEEN ANNES DR	BURLESON	TX	APPARENT NON-HOA PROPERTY
FREO168020-1	412 SAN LUCAS DR	CROWLEY	TX	APPARENT NON-HOA PROPERTY
FREO104422-1	10216 AURORA DR	FORT WORTH	TX	APPARENT NON-HOA PROPERTY

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FREO123349-1	3621 COTTON CREEK LN	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO164898-1	10132 BUFFALO GROVE RD	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO166184-1	1861 KINGS CANYON CIR	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO166314-1	7501 GRASS VALLEY TRL	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO166586-1	7428 FARM FIELD COURT	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO167038-1	3512 CAYMAN DR (2)	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO167630-1	137 CALLENDER DR	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO169073-1	4213 S CORAL SPRINGS DR	FORT WORTH	TX	APPARENT NON-HOA PROPERTY
FREO171382-1	4307 LARGO DR	GRAND PRAIRIE	TX	APPARENT NON-HOA PROPERTY
FREO166242-1	505 PLAINVIEW DRIVE	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO167227-1	1114 HIDDEN CREEK	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO167235-1	1316 IVY CREEK DR	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO168943-1	1600 MCGARRY LANE	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO169409-1	3003 DOVE VALLEY LN	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO170249-1	1514 ABSHER LN	MANSFIELD	TX	APPARENT NON-HOA PROPERTY
FREO167843-1	744 FOX RUN TRAIL	SAGINAW	TX	APPARENT NON-HOA PROPERTY
FREO168830-1	1008 WHISTLE STOP DR	SAGINAW	TX	APPARENT NON-HOA PROPERTY
FREO170580-1	952 FENWAY LN	SAGINAW	TX	APPARENT NON-HOA PROPERTY

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